Borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Borrowings
18	BORROWINGS
As of December 31, this item includes:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Bank loans (a)	631,863	571,659	445,289	409,272	186,574	162,387
Finance leases (b)	23,650	52,391	10,357	13,635	13,293	38,756
Lease liability for right-of-use asset (c)	92,870	72,726	23,980	19,950	68,890	52,776
Other financial entities (d)	142,212	201,544	1,903	10,027	140,309	191,517

	890,595	898,320	481,529	452,884	409,066	445,436

a)	Bank Loans
As of December 31, 2019 and 2020, this item comprises bank loans in local and foreign currencies for working capital purposes. These obligations accrue fixed interest rates that fluctuate between 1.0% and 12.0% in 2019 and between 0.5% and 11.0% in 2020.

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2019	2020	2019	2020
Cumbra Peru S.A. (i)	2.00% / 11.00%	2022	170,798	222,924	26,401	19,977
UNNA ENERGIA S.A. (ii)	3.06% / 6.04%	2027	30,367	24,950	102,895	99,474
AENZA S.A.A. (iii)	9.10% / 10.10%	2022	112,854	51,977	—	39,618
Adexus S.A.	0.50% / 1.15%	2021	20,927	19,224	57,278	—
Viva Negocio Inmobiliario S.A.	6.84% / 11.00%	2022	110,343	90,197	—	3,318

			445,289	409,272	186,574	162,387

i)	Financial Stability Framework Agreement
In July 2017, the Company and its subsidiaries (Cumbra Peru S.A., Construyendo Pais S.A., Vial y Vives-DSD S.A. and Concesionaria Via Expresa Sur S.A.) entered into a Financial Stability Framework Agreement with the following financial entities: Scotiabank Peru S.A., Banco Internacional del Peru S.A.A., BBVA Banco Continental, Banco de Credito del Peru, Citibank del Peru SA and Citibank N.A. The Framework Agreement aims to: (i) grant Cumbra Peru S.A. a syndicated revolving line of credit for working capital for up to US$1.6 million and S/143.9 million, which may be increased by an additional US$14 million subject to certain conditions; (ii) grant Cumbra Peru S.A. a line of credit of up to US$51.6 million and S/33.6 million; (iii) grant the Company, Cumbra Peru S.A., Construyendo Pais S.A., Vial y Vives - DSD S.A. and Concesionaria Via Expresa Sur S.A. a
non-revolving
line of credit to finance repayment commitments subject to performance bonds; (iv) grant a syndicated line of credit in favor of the Company and Cumbra Peru S.A. for the issuance of performance bonds up to an amount of US$100 million (which may be increased by an additional US$50 million subject to compliance with certain conditions); and (v) commit to maintain existing standby letters of credit issued at the request of Cumbra Peru S.A. and the Company, as well as the request of Construyendo Pais S.A., Vial y Vives – DSD and Concesionaria Vía Expresa Sur S.A. As of the date of this annual report, US$30.2 million (S/110.0 million) is outstanding under the Financial Stability Framework Agreement. The loan matured in July 2020, which maturity was extended, most recently, until April 30, 2021. We are currently negotiating an additional extension.
In accordance with the Financial Stability Framework Agreement, the Company must comply quarterly with two ratios, related to its invoices and sales provisions: (i) the calculated value of 90% of its bills receivable, and (ii) the calculated value of 80% of its income provisions must be greater than 50% of the amount of Tranche A pending payment.
As of December 31, 2020 due to the stoppage of activities generated by the
COVID-19
pandemic, the account receivable rate and unbilled receivable rate reached 56% and 142%, respectively. In relation to account receivable rate, the Company does not comply with the requirement of the Financial Stability Framework Agreement.

As of December 31, 2019, the balance payable under the Financial Stability Framework Agreement amounted to US$44.2 million (equivalent to S/146.6 million). In August 2019, the Corporation paid the entire balance of Tranche B, equivalent to S/9.7 million and US$9.2 million. In September and October 2019, Tranche A was partially paid for S/.0.4 million and US$0.1 million; and S/0.5 million, respectively.
As of December 31, 2020, the Company’s balance payable under the Financial Stability Framework Agreement amounts to US$30.7 million (equivalent to S/111 million).

ii)	Terminales del Peru Loan
Terminales del Peru (hereinafter “TP”), a joint operation of the subsidiary UNNA ENERGIA S.A., has a medium-term loan agreement with Banco de Credito del Peru S.A.(hereinafter BCP) up to US$30 million to finance the investments committed and up to US$70 million to finance the additional investments from the operation contract of the North and Center terminals for the period 2015 to 2019 with a maximum exposure limit of US$80 million. These facilities are repaid within 8 years. As of December 31, 2020, these loans amount to US$23.2 million (equivalent to S/84.1 million), and due in 2027, this amount corresponds to the 50% interest held by the subsidiary UNNA ENERGIA.
In addition, in November 2019, TP signed a loan agreement to finance the additional investments from 2019 to 2023, for a credit line amount to US$46 million with BCP. The contract confirmed the participation of an assignee, so BD Capital (BDC) acquired 50% of the BCP contractual position through the subscription of the accession contract and in November 2019 disbursed to TP US$23 million. As of December 31, 2020, the loan amounts to US$11 million (equivalent to S/40 million), this amount corresponds to the 50% interest held by the subsidiary UNNA ENERGIA and is due in 2026.
As of December 31, 2020 and the date of this report, TP is in compliance with the ratios established in the contract loan.

iii)	CS Peru Infrastructure Holdings LLC Loan
In July 2019, the Company entered into a medium term loan credit agreement for up to US$35 million with CS Peru Infrastructure Holdings LLC. The term of the loan is three years, with quarterly installments of principal starting on the 18th month. The loan accrued interest at the following rates per annum: (i) for the period from and including the July 31, 2019 (“Closing Date”) to but excluding the date that is 6 months after the Closing Date, 9.10%; (ii) for the period from and including the date that is 6 months after the Closing Date to but excluding the date that is 1 year after the Closing Date, 9.35%; (iii) for the period between the first annual anniversary of the Closing Date and the day before the thirtieth month of the Closing Date, 9.60%, and (iv) for the period from the thirtieth month of the Closing Date to the third annual anniversary of the Closing Date, 10.10%. The loan was used for working capital in the Company, Cumbra Peru S.A. and Adexus S.A.
On November 21, 2019, as a result of the initiation of a preventive insolvency process by the Chilean subsidiary, Adexus SA, the Company received a communication from CS Peru Infrastructure Holdings LLC reporting the occurrence of a default event under the loan contract, in accordance with the provisions of Section 7.02 (e) and 9.09 of the same contract. As a consequence, as of December 31, 2019, the loan was classified as current liabilities. In February 2020, US$10 million was partially paid.
On February 28, 2020, the waiver was obtained by the Company, so it was reclassified to non-current
liabilities. As of December 31, 2020 and as of the date of this report, the Company is in compliance with the covenants established in the loan contract.
On November 13, 2020, as a consequence of the health crisis caused by
COVID-19,
the Company notified CS Peru Infrastructure Holdings LLC of the breach of the leverage ratio in accordance with Section 8.10 (b) for the period ended September 30, 2020. On December 23, 2020, the Company obtained a waiver from CS Peru Infrastructure Holdings LLC for the non-applicability
of the leverage ratio for the period ended September 30, 2020 and December 31, 2020.

As of December 31, 2020, the principal amount of the loan is US$25.7 million, equivalent to S/93.2 million (US$35 million, equivalent to S/112.9 million, as of December 31, 2019).

iv)	Banco Santander Loan
On December 30, 2020, Técnicas Reunidas enforced two letters of credit in the aggregate amount of US$23.7 million, which letters of credit had been issued by Santander on behalf of our subsidiary Cumbra as security pursuant to a construction contract. As a result, Cumbra subscribed to a short term loan with Banco Santander in the aggregate principal amount of US$23.7 million. The loan accrues interest at an annual rate of Libor + 8.0%. The term of the loan was 30 days, which maturity was extended until March 30, 2021. We subsequently negotiated payment in installments starting on May 2021 ending on September 2021. As of December 31, 2020 and to the date of this annual report, the principal amount outstanding is US$23.7 million (equivalent to S/85.9 million).

b)	Financial Leases

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2019	2020	2019	2020
Adexus S.A.	0.23% / 0.51%	2027	608	6,848	62	31,557
Viva Negocio Inmobiliario S.A.	7.79% / 9.04%	2023	4,297	4,617	7,399	4,357
Cumbra Peru S.A.	4.80% / 7.67%	2023	3,395	2,021	5,678	2,823
UNNA ENERGIA S.A.	6.28%	2022	1,511	149	154	19
Concar S.A.C.	4.30% / 5.05%	2020	546	—	—	—

			10,357	13,635	13,293	38,756
The minimum payments to be made according to their maturity and the present value of the leasing obligations are as follows:

	At December 31,
	2019	2020
Up to 1 year	11,438	16,287
From 1 to 5 years	16,877	35,770
Over 5 years	—	8,515

	28,315	60,572
Future financial charges	(4,665)	(8,181)

Present value of the obligations for finance lease contracts	23,650	52,391

The present value of the finance lease agreements obligations are as follows:

	At December 31,
	2019	2020
Up to 1 year	10,357	13,635
From 1 year to 5 years	13,293	30,635
Over 5 years	—	8,121

	23,650	52,391

c)	Lease liability for right-of-use asset

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2019	2020	2019	2020
UNNA ENERGIA S.A.	6.59% / 7.80%	2023	10,584	6,765	10,261	2,926
AENZA S.A.A.	7.88%	2027	4,888	6,534	50,362	41,403
Adexus S.A.	0.25% / 0.50%	2025	5,734	3,408	6,920	5,656
Cumbra Peru S.A.	7.65%	2022	1,592	852	541	426
Concar S.A.C.	5.55%	2024	1,171	2,047	806	1,925
Cumbra Ingenieria S.A.	7.40%	2023	—	302	—	381
Tren Urbano de Lima S.A.	10.00%	2023	—	42	—	59
Other minors	6.31% / 10.00%	2020	11	—	—	—

			23,980	19,950	68,890	52,776

The minimum payments to be made according to their maturity and the present value of the lease liability for right-of-use
asset obligations are as follows:

	At December 31,
	2019	2020
Up to 1 year	31,036	24,714
From 1 to 5 years	73,370	51,853
Over 5 years	11,551	11,131

	115,957	87,698
Future financial charges	(23,087)	(14,972)

Present value of the lease liability for right-of-use asset obligations	92,870	72,726

The present value of the lease liability for
right-of-use
asset obligations are as follows:

	At December 31,
	2019	2020
Up to 1 year	23,981	19,950
From 1 year to 5 years	57,713	42,641
Over 5 years	11,176	10,135

	92,870	72,726

d)	Other financial entities
The balance is mainly composed of the monetization of Norvial dividends, as described below.
At May 29, 2018 the Company subscribes an agreement between the Company and Inversiones Concesiones Vial S.A.C. (“BCI Peru”) -whith the intervention of Fondo de Inversiones BCI NV (“Fondo BCI”) and BCI Management Administradora General de Fondos S.A. (“BCI” Asset Management”) - to monetize future dividends from Norvial S.A. to the Company. With the signing of this agreement, the Company obligated itself to indirectly transfer its economic rights over 48.8% of the share capital of Norvial S.A. by transferring its class B shares (equivalent to 48.8% of the capital of Norvial S.A.) to a vehicle specially constituted for such purposes named Inversiones en Autopistas S.A. The amount of the transaction was US$42.3 million (equivalent to S/138 million) and was completed on June 11, 2018.
Likewise, it has been agreed that the Company will have purchase options on 48.8% of Norvial’s economic rights that BCI Peru will maintain through its participation in Inversiones en Autopistas S.A. These options will be subject to certain conditions such as the expiration of different terms, recovery of the investment made with the funds of the BCI Fund (according to different economic calculations) and/or that a change of control occurs.
During the 2020 period, the Company reviewed the projected cash flows and effective interest rate of the financial liability with BCI Peru based on new information available on Norvial’s projected traffic and determined that there was a material quantitative change that exceeds the
+/-10%
. For this reason, the liability with BCI Peru measured at amortized cost was derecognized during 2020 in the amount of US$46 million; the difference between this amount and the new liability amounted to US$3.9 million, which was recorded in other income and expenses (net) in the income statement. Simultaneously, the Company recorded the same liability amounting to US$42.1 million which is measured at fair value from the date of initial recognition, see note 2.19.

As of December 31, 2020, the loan balance payable amounted to US$42.1 million (equivalent to S/152.5 million), and corresponds entirely to the loan principal (as of December 31, 2019, the balance was US$42.9 million, equivalent to S/142.2 million).

e)	Fair value of debt
The book value and fair value of financial liabilities are as follows:

	Carrying amount		Fair value
	At December, 31		At December, 31
	2019	2020	2019	2020
Bank loans	631,863	571,659	650,224	589,737
Finance leases	23,650	52,391	23,697	54,343
Lease liability for right-of-use asset	92,870	72,726	109,453	88,779
Other financial entities	142,212	201,544	142,212	247,857

	890,595	898,320	925,586	980,716

In 2020, fair values are based on discounted cash flows using debt rates between 0.7% and 11% (between 2.9% and 11% in 2019) and are within level 2 of the fair value hierarchy.